Finance Costs	6 Months Ended
Jun. 30, 2024
Finance Costs [Abstract]
Finance costs

22. Finance costs

	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest expense:
Bank borrowings	$292,368	$279,888
Loan from shareholders	113,549	96,587
Lease liabilities	10,688	71
	$416,605	$376,546